Leases - Additional information (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Interest on lease liabilities	$ 646	$ 679
Expense relating to short-term leases	20
Expense relating to leases of low-value assets that are not shown above as short-term leases	468
Cash flows from lease liabilities, Total cash flows	$ (488)